Other Assets and Receivables - Summary of Real Estate Held for Own Use and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other assets and receivables [Line Items]
Carrying amount under a historical cost model	€ 70	€ 72
% of real estate appraised in the current year	76.00%	7.00%
% of appraisals performed by independent external appraisers	100.00%	100.00%
Real estate held for own use and equipment	€ 258	€ 324
Real estate held for own use [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	73	185
Capitalized subsequent expenditure	1	1
Disposals	0	(32)
Unrealized gains/(losses) through equity	(2)	(1)
Depreciation through income statement	(2)	(4)
Impairment losses	(3)	0
Transfers to disposal groups	0	(76)
Net exchange differences	(2)	4
Other	0	(4)
Ending balance	64	73
Real estate held for own use and equipment	64	73
Real estate held for own use [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	96
Ending balance	87	96
Real estate held for own use [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	(23)
Ending balance	(23)	(23)
Equipment [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	251	270
Additions	62	72
Acquisitions through business combinations	0	2
Disposals	(47)	(6)
Depreciation through income statement	(66)	(71)
Transfers to disposal groups	0	(27)
Net exchange differences	(6)	13
Other	0	(1)
Ending balance	194	251
Real estate held for own use and equipment	194	251
Equipment [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	636
Ending balance	602	636
Equipment [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	(386)
Ending balance	€ (408)	€ (386)